OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current
Work in progress	$ 517	$ 506
Prepayments and other assets	762	508
Total current	1,279	1,014
Non-current
Work in progress	67	57
Prepayments and other assets	422	442
Total non-current	$ 489	$ 499